Cover	12 Months Ended
Oct. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	Yuengling’s Ice Cream Corporation
Entity Central Index Key	0001624517
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8910 West 192nd Street
Entity Address, Address Line Two	Suite N
Entity Address, City or Town	Mokena
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60448
City Area Code	312
Local Phone Number	288-8000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	50 West Liberty Street
Entity Address, Address Line Two	Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	775
Local Phone Number	322 0626
Contact Personnel Name	Nevada Agency and Transfer Company